Leases_Adjusted lease payments recognized in profit or loss (Details)	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of quantitative information about leases for lessor [abstract]
Income relating to variable lease payments for operating leases that do not depend on index or rate	₩ 0